Variable interest entities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Current assets	$ 448,623	$ 434,365
Current liabilities	294,314	387,925
Equity attributable to Curaleaf Holdings, Inc.	756,350	861,214	$ 1,050,642
Revenues, net	1,268,135	1,334,299
Net loss attributable to Curaleaf Holdings, Inc.	(231,070)	(215,423)
VIE
Variable Interest Entity [Line Items]
Current assets	357,373	368,578
Non-current assets	2,034,807	2,179,923
Current liabilities	496,678	508,135
Non-current liabilities	1,310,344	1,286,514
Equity attributable to Curaleaf Holdings, Inc.	585,158	753,853
Revenues, net	1,095,657	1,228,749
Net loss attributable to Curaleaf Holdings, Inc.	$ (188,615)	$ (190,007)